Inventories	6 Months Ended
Jun. 30, 2012
Inventories [Abstract]
Inventories
NOTE 4 - Inventories

Inventories consist of raw materials and supplies and finished products and are valued at the lower of cost or market. The composition of the Company's inventories was as follows:

	December 31,	June 30,
	2011	2012

Raw materials	$524	$999
Finished goods	3,558	3,178
	$4,082	$4,177